Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 01, 2012
(Columbia Small Cap Value Fund I - Class ABCIR) | Class A Shares
Bar Chart Table:
Annual Return 2002	(6.95%)
Annual Return 2003	39.41%
Annual Return 2004	22.81%
Annual Return 2005	5.27%
Annual Return 2006	19.28%
Annual Return 2007	(2.63%)
Annual Return 2008	(28.23%)
Annual Return 2009	24.44%
Annual Return 2010	25.72%
Annual Return 2011	(6.24%)
(Columbia Small Cap Value Fund I - Class Y) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(6.95%)
Annual Return 2003	39.41%
Annual Return 2004	22.81%
Annual Return 2005	5.27%
Annual Return 2006	19.28%
Annual Return 2007	(2.63%)
Annual Return 2008	(28.23%)
Annual Return 2009	24.67%
Annual Return 2010	26.26%
Annual Return 2011	(5.80%)
(Columbia Small Cap Value Fund I - Class Z) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(6.64%)
Annual Return 2003	39.79%
Annual Return 2004	23.18%
Annual Return 2005	5.54%
Annual Return 2006	19.58%
Annual Return 2007	(2.37%)
Annual Return 2008	(28.07%)
Annual Return 2009	24.74%
Annual Return 2010	26.06%
Annual Return 2011	(6.00%)